Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 777	$ 336
Current liabilities	(14)	(15)
Noncurrent liabilities - Pension and other postretirement benefits	(767)	(733)
Pensions [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	777	336
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(553)	(521)
Total amount recognized	224	(185)
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(14)	(15)
Noncurrent liabilities - Pension and other postretirement benefits	(214)	(212)
Total amount recognized	$ (228)	$ (227)